Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 — RELATED PARTY TRANSACTIONS

Dover Corporation

Prior to the Separation, Dover provided certain services including corporate executive management, human resources, information technology, facilities, tax, shared services, finance and legal services. Dover continues to provide us certain of these services on a temporary basis following the Separation under a transition services agreement. Under the transition services agreement, Apergy pays a fee to Dover for services utilized under the transition services agreement, which fee is generally intended to allow Dover to recover all of its direct and indirect costs generally without profit. Except as provided otherwise in the transition services agreement, or with respect to specific services with other specified terms, the initial term of the transition services agreement will end on January 31, 2019, and the term may then be extended until May 9, 2019, or such other period set forth on the schedules thereto (subject to earlier termination under certain circumstances).

All financial information presented prior to the Separation does not include all the expenses that would have been incurred had Apergy been a stand-alone public company. The corporate expenses allocated by Dover to these financial statements were $4.7 million for the three months ended September 30, 2017, and $7.4 million and $16.5 million for the nine months ended September 30, 2018 and 2017, respectively, which were recorded in “selling, general and administrative expense” in the condensed consolidated statements of income.

For periods prior to the Separation, transactions between Apergy and Dover, with the exception of transactions discussed below with Dover’s affiliates, are reflected in “net parent investment in Apergy” in the condensed combined balance sheet as of December 31, 2017, and in “distributions to Dover Corporation, net” in the statements of cash flows for the nine months ended September 30, 2018 and 2017, as a financing activity. Accounts receivable, accounts payable and revenues with Dover and its affiliates were not material for the periods presented. We recognized royalty expense of $2.5 million for the three months ended September 30, 2017, and $2.3 million and $7.4 million for the nine months ended September 30, 2018 and 2017, respectively, related to the use of Dover’s intellectual property and patents which was included in “other expense, net” in the condensed consolidated statements of income. On April 1, 2018, patents and other intangibles owned by Dover related to our operations transferred to Apergy, and consequently, Apergy will no longer incur royalty charges related to these assets from Dover.

Noncontrolling Interest

For the nine months ended September 30, 2018 and 2017, we declared and paid $2.7 million and $1.2 million, respectively, of distributions to the noncontrolling interest holder in Norris Production Solutions Middle East LLC, a subsidiary in the Sultanate of Oman. We have a commission arrangement with our noncontrolling interest for 5% of certain annual product sales.

3. Related Party Transactions

Dover provides Apergy certain services, which include corporate executive management, human resources, information technology, facilities, tax, shared services, finance and legal services. Some of these services will continue to be provided to Apergy on a temporary basis following the distribution. The financial information in these Combined Financial Statements does not necessarily include all the expenses that would have been incurred had Apergy been a separate, stand-alone entity. As such, the financial information herein may not necessarily reflect the combined financial position, results of operations, and cash flows of Apergy in the future or what they would have been had Apergy been a separate, stand-alone entity during the periods presented. Management believes that the methods used to allocate expenses to Apergy are reasonable. The corporate expenses allocated to Apergy totaled $22,987, $19,459 and $20,852 for the years ended December 31, 2017, 2016 and 2015, respectively, which are recorded in selling, general and administrative expenses in the Combined Statements of Income. As a stand-alone public company, Apergy’s total costs related to such support functions may differ from the costs that were historically allocated to it from Dover.

Transactions between Apergy and Dover, with the exception of transactions discussed below with Dover’s affiliates, are reflected in equity in the Combined Balance Sheets as Parent Company investment in Apergy and in the Combined Statements of Cash Flows as a financing activity in Net transfers (to) from Parent Company.

At December 31, 2017 and 2016, the Company’s outstanding accounts receivable and accounts payable balances with Dover and its affiliates were insignificant. These balances are included in receivables and accounts payable, respectively, on the Combined Balance Sheets. Intercompany revenues recorded from other Dover companies in the years ended December 31, 2017, 2016 and 2015, respectively, were insignificant.

The Company recorded royalty expense related to Apergy’s use of Dover’s intellectual property and patents amounting to $9.8 million, $7.4 million and $10.4 million in 2017, 2016 and 2015, respectively, included within Other expense, net in the Combined Statements of Income. Patents and intangibles owned by Dover related to Apergy will transfer to Apergy upon separation. Upon separation, no further royalty charges are expected to be incurred by Apergy from Dover. Additionally, in 2016 and 2015, Apergy purchased certain patents and copyrights from Dover company for $3.7 million and $10.0 million, respectively. The patents and copyrights are included in Apergy’s intangibles balance and are being amortized.

The Company paid $1.2 million and $1.7 million in 2017 and 2016, respectively, for distributions declared to its noncontrolling interest holder in Norris Production Solutions Middle East LLC, a subsidiary company in the Sultanate of Oman and is included within the Combined Statement of Stockholders’ Equity. The Company has a commission arrangement with its noncontrolling interest holder, for 5% of certain annual product sales. The commissions paid during 2017, 2016 and 2015, respectively, were not significant.